Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Nonvested Restricted Stock Unit Activity and Related Information
Nonvested Restricted Stock Units and Awards
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2017.

Restricted Stock Units	Shares	Weighted- Average Fair Value(a)
	(Millions)
Nonvested at December 31, 2016	6.5	$11.92
Granted	2.4	$13.76
Forfeited	(0.7)	$12.72
Vested	(2.5)	$13.18
Nonvested at December 31, 2017	5.7	$12.06
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(a)	Performance-based shares are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. All other shares are valued at the grant-date market price.

Other Restricted Stock Unit Information
Other restricted stock unit information

	2017	2016	2015
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$13.76	$10.99	$10.24
Total fair value of restricted stock units vested during the year (millions)	$33	$37	$40

Summary of Stock Option Activity and Related Information
Stock Options
The following summary reflects stock option activity and related information for the year ended December 31, 2017.

Stock Options	Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
	(Millions)		(Years)	(Millions)
Outstanding at December 31, 2016	2.7	$15.31		$4
Granted	—	$—
Exercised	(0.1)	$8.06
Forfeited	(0.4)	$15.96
Outstanding at December 31, 2017	2.2	$15.35	2.2	$3
Exercisable at December 31, 2017	2.2	$15.35	2.2	$3